UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report For the Quarter Ended: Septembr 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    Ulster Bank Limited
Address: PO Box 232
         47 Donegall Place
         Belfast  BT1 5AU
         Northern Ireland

13F File Number:  028-04905

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     D B Maycock Esq
Title:    Director of Group Compliance
Phone:    (+44) 207 726 1830
Signature, Place and Date of Signing:

    D B Maycock Esq    London, England    November 9, 1999


Report Type (check only one.):

[  ]        13F HOLDINGS REPORT.

[ X]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

 13F File Number     Name

 028-01255           National Westminster Bank Plc